Loss Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Earnings per share [Line items]
Share split ratio	500
Outstanding common shares at period-end	25,772,359	22,097,609	14,879,000
Consolidated entity
Earnings per share [Line items]
Outstanding common shares at period-end	25,772,359	22,097,609	6,728,500
Weighted average number of common shares outstanding	23,792,693	18,097,988	6,728,500
Number of shares resulting of the exercise of outstanding warrants | €	1,993,000	1,007,500	1,143,500